Dispositions and Assets Held-for-Sale (Narrative) (Details) $ in Thousands		1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 15, 2013 USD ($)	Jan. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) ft² property	Dec. 31, 2014 USD ($) ft² property	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) ft² property	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) ft² property	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft² property	Dec. 31, 2013 USD ($) ft² property	Dec. 31, 2012 USD ($) property
Dispositions And Assets Held For Sale [Line Items]
Net gains (loss) from disposals	$ 389,140		$ 392									$ 593			$ 389,140	$ 15,967
Proceeds from disposal of Gramercy Finance	6,291														6,291
Retained collateralized debt obligations bonds, fair value	8,492		11,568	$ 4,293								11,568		$ 4,293
Deposit liabilities, accrued interest	14,529
Impairment of long-lived assets to be disposed of			0		$ 0							149	$ 0			882
Restricted cash related to assets held for sale																61,305
Deferred financing costs related to assets held for sale																6,401
Investments in joint ventures			13,928	0				$ 39,385				13,928		0	39,385
Income (loss) from equity method investments			1,096	$ (103)	$ (103)	$ (1,125)	$ (628)	$ 2,854	$ (983)	$ 2,603	$ 1,188	974	$ (1,856)	$ (1,959)	5,662	2,904
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total	389,140		$ 392									$ 593			$ 389,140	15,967
Proceeds from sale of property held-for-sale																77,413
Number of real estate properties | property			173	100				29				173		100	29
Gain (loss) on sale of property			$ 392									$ 742			$ 611
Area of real estate property | ft²			21,078,596	8,999,528				3,987,631				21,078,596		8,999,528	3,987,631
Proceeds from 1031 exchange transactions												$ 8,619
Liabilities related to assets held-for-sale (includes consolidated VIEs	$ (421,911)
Industrial Property [Member]
Dispositions And Assets Held For Sale [Line Items]
Number of real estate properties | property			68									68
Area of real estate property | ft²			14,167,861									14,167,861
Office/Banking Centers [Member]
Dispositions And Assets Held For Sale [Line Items]
Number of real estate properties | property			80									80
Area of real estate property | ft²			4,819,052									4,819,052
Gramercy Finance [Member]
Dispositions And Assets Held For Sale [Line Items]
Impairment of long-lived assets to be disposed of																26,298
Southern California Office [Member] | Gramercy Finance [Member]
Dispositions And Assets Held For Sale [Line Items]
Net gains (loss) from disposals		$ 1,317
Investments in joint ventures																7,215
Income (loss) from equity method investments																$ 3,222
Proceeds from sale of joint venture investment		8,275
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax, total		$ 1,317
Equity method investment, ownership percentage																10.60%
Las Vegas Hotel [Member] | Gramercy Finance [Member]
Dispositions And Assets Held For Sale [Line Items]
Investments in joint ventures																$ 52,029
Income (loss) from equity method investments																$ 2,388
Equity method investment, ownership percentage																30.00%
CMBS Investments [Member]
Dispositions And Assets Held For Sale [Line Items]
Equity method investment, other than temporary impairment															$ 84,690	$ 128,087
Sold [Member]
Dispositions And Assets Held For Sale [Line Items]
Number of real estate properties | property				0				0						0	0	21
Sold [Member] | Industrial Property [Member]
Dispositions And Assets Held For Sale [Line Items]
Area of real estate property | ft²			143,000									143,000
Proceeds from sale of assets												$ 78,719
Sold [Member] | Office/Banking Centers [Member]
Dispositions And Assets Held For Sale [Line Items]
Area of real estate property | ft²			193,000									193,000
Proceeds from sale of assets												$ 70,100
Sold [Member] | Southern California Office [Member] | Gramercy Finance [Member]
Dispositions And Assets Held For Sale [Line Items]
Equity method investment, ownership percentage		10.60%
Current Period Date Range [Member] | Sold [Member]
Dispositions And Assets Held For Sale [Line Items]
Proceeds from sale of property held-for-sale			$ 70,100
Number of real estate properties | property			2									2
Area of real estate property | ft²			250,000									250,000
Current Year-to-Date [Member] | Sold [Member]
Dispositions And Assets Held For Sale [Line Items]
Proceeds from sale of property held-for-sale												$ 78,719
Number of real estate properties | property			5									5
Area of real estate property | ft²			336,000									336,000